Note 7 - Components of Working Capital Accounts (Details) - Components of Working Capital Accounts (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventories
Work-in-progress	$ 8,748	$ 8,223
Finished goods	2,973	2,358
Supplies and other	4,083	4,337
	15,804	14,918
Accrued liabilities
Accrued payroll, commission and benefits	278,641	222,671
Accrued interest	3,584	1,540
Customer advances	5,505	4,769
Contingent acquisition consideration payable	122	351
Other	78,911	83,223
	392,499	313,212
Previously Resolved Contingencies [Member]
Accrued liabilities
Acquisition consideration payable	$ 25,736	$ 658